Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000

Accounts receivables	2,926	4,150
Allowances for credit losses	(312)	(312)
Accounts receivables, net	2,614	3,838